UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21670
Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund II	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 100.5%

Security	Shares	Value

Aerospace & Defense — 4.6%
Alliant Techsystems, Inc.(2)	42,680	$2,858,706
General Dynamics Corp.	83,749	3,483,121
Lockheed Martin Corp.	65,005	4,487,295
Raytheon Co.	148,130	5,768,182
United Technologies Corp.	170,736	7,338,233

		$23,935,537

Beverages — 2.6%
Coca-Cola Co. (The)	70,659	$3,105,463
PepsiCo, Inc.	202,992	10,450,028

		$13,555,491

Biotechnology — 2.6%
Amgen, Inc.(2)	129,989	$6,437,055
Biogen Idec, Inc.(2)	56,011	2,936,097
Celgene Corp.(2)	30,850	1,369,740
Genzyme Corp.(2)	23,391	1,389,192
Gilead Sciences, Inc.(2)	30,015	1,390,295

		$13,522,379

Capital Markets — 0.4%
Goldman Sachs Group, Inc.	20,188	$2,140,332

		$2,140,332

Chemicals — 1.2%
Air Products and Chemicals, Inc.	25,720	$1,446,750
Ecolab, Inc.	57,960	2,012,951
Monsanto Co.	32,510	2,701,581

		$6,161,282

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	221,215	$5,663,104

		$5,663,104

Communications Equipment — 6.2%
Cisco Systems, Inc.(2)	912,716	$15,306,247
QUALCOMM, Inc.	328,735	12,791,079
Riverbed Technology, Inc.(2)	318,926	4,171,552

		$32,268,878

Computers & Peripherals — 8.4%
Apple, Inc.(2)	79,080	$8,312,890
Hewlett-Packard Co.	462,993	14,843,556
International Business Machines Corp.	209,651	20,313,085

		$43,469,531

Security	Shares	Value

Construction & Engineering — 0.7%
Fluor Corp.	52,776	$1,823,411
Granite Construction, Inc.	52,032	1,950,159

		$3,773,570

Consumer Finance — 0.2%
Discover Financial Services	153,620	$969,342

		$969,342

Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	87,729	$2,331,837

		$2,331,837

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	71,141	$1,792,753

		$1,792,753

Electric Utilities — 0.5%
E.ON AG	53,518	$1,484,273
Edison International	45,932	1,323,301

		$2,807,574

Electrical Equipment — 1.7%
Cooper Industries, Ltd., Class A	68,050	$1,759,773
Emerson Electric Co.	153,869	4,397,576
Vestas Wind Systems A/S(2)	63,112	2,772,521

		$8,929,870

Electronic Equipment, Instruments & Components — 0.7%
Agilent Technologies, Inc.(2)	236,812	$3,639,800

		$3,639,800

Energy Equipment & Services — 0.7%
Diamond Offshore Drilling, Inc.	53,982	$3,393,309

		$3,393,309

Food & Staples Retailing — 4.2%
CVS Caremark Corp.	105,281	$2,894,175
Kroger Co. (The)	63,597	1,349,528
Safeway, Inc.	191,422	3,864,810
Sysco Corp.	69,485	1,584,258
Wal-Mart Stores, Inc.	233,935	12,188,014

		$21,880,785

Food Products — 1.8%
Nestle SA	132,846	$4,488,118
Nestle SA ADR	139,095	4,666,637

		$9,154,755

Health Care Equipment & Supplies — 5.3%
Baxter International, Inc.	84,502	$4,328,192
Becton, Dickinson & Co.	22,309	1,500,057
Boston Scientific Corp.(2)	285,242	2,267,674

Security	Shares	Value

Covidien, Ltd.	57,849	$1,922,901
HeartWare International, Inc.(2)	5,242,244	3,535,839
Medtronic, Inc.	66,205	1,951,061
Thoratec Corp.(2)	464,272	11,927,148

		$27,432,872

Health Care Providers & Services — 1.9%
Aetna, Inc.	67,959	$1,653,442
DaVita, Inc.(2)	47,850	2,103,008
Fresenius Medical Care AG & Co. KGaA ADR	50,601	1,958,259
UnitedHealth Group, Inc.	54,242	1,135,285
VCA Antech, Inc.(2)	140,429	3,166,674

		$10,016,668

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	116,425	$6,353,312

		$6,353,312

Household Products — 2.4%
Clorox Co. (The)	30,132	$1,551,195
Colgate-Palmolive Co.	133,903	7,897,599
Procter & Gamble Co.	65,864	3,101,536

		$12,550,330

Independent Power Producers & Energy Traders — 0.9%
NRG Energy, Inc.(2)	267,238	$4,703,389

		$4,703,389

Industrial Conglomerates — 0.8%
3M Co.	22,664	$1,126,854
General Electric Co.	274,212	2,772,283

		$3,899,137

Insurance — 0.9%
ACE, Ltd.	40,309	$1,628,484
Chubb Corp.	43,165	1,826,743
Travelers Companies, Inc. (The)	32,420	1,317,549

		$4,772,776

Internet Software & Services — 3.9%
Akamai Technologies, Inc.(2)	134,000	$2,599,600
eBay, Inc.(2)	225,711	2,834,930
Google, Inc., Class A(2)	29,974	10,432,750
VeriSign, Inc.(2)	228,008	4,302,511

		$20,169,791

IT Services — 2.5%
Accenture, Ltd., Class A	125,956	$3,462,530
MasterCard, Inc., Class A	28,130	4,711,212
Paychex, Inc.	86,676	2,224,973

Security	Shares	Value

Visa, Inc., Class A	50,931	$2,831,764

		$13,230,479

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(2)	123,586	$4,408,313

		$4,408,313

Machinery — 2.0%
Danaher Corp.	99,690	$5,405,192
Illinois Tool Works, Inc.	164,665	5,079,915

		$10,485,107

Media — 3.4%
Comcast Corp., Class A	805,490	$10,986,884
Time Warner, Inc.	172,324	3,325,847
Time Warner Cable, Inc.	43,255	1,072,723
Vivendi SA	85,137	2,251,783

		$17,637,237

Metals & Mining — 3.6%
BHP Billiton, Ltd. ADR	107,944	$4,814,302
Goldcorp, Inc.	349,766	11,654,203
Nucor Corp.	57,428	2,192,027

		$18,660,532

Multiline Retail — 0.5%
Target Corp.	80,769	$2,777,646

		$2,777,646

Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	56,700	$1,670,949

		$1,670,949

Oil, Gas & Consumable Fuels — 7.6%
Anadarko Petroleum Corp.	112,847	$4,388,620
Chevron Corp.	75,993	5,109,769
ConocoPhillips	63,205	2,475,108
Exxon Mobil Corp.	144,130	9,815,253
Hess Corp.	55,149	2,989,076
Occidental Petroleum Corp.	100,508	5,593,270
Southwestern Energy Co.(2)	34,200	1,015,398
Total SA	74,816	3,670,473
XTO Energy, Inc.	140,825	4,312,062

		$39,369,029

Personal Products — 1.0%
Chattem, Inc.(2)	94,393	$5,290,728

		$5,290,728

Pharmaceuticals — 5.8%
Abbott Laboratories	81,047	$3,865,942
Bristol-Myers Squibb Co.	125,024	2,740,526

Security	Shares	Value

Johnson & Johnson	128,509	$6,759,573
Merck & Co., Inc.	100,199	2,680,323
Novartis AG ADR	60,652	2,294,465
Pfizer, Inc.	173,112	2,357,785
Shire PLC ADR	90,851	3,265,185
Teva Pharmaceutical Industries, Ltd. ADR	89,940	4,051,797
Wyeth	51,575	2,219,788

		$30,235,384

Semiconductors & Semiconductor Equipment — 5.0%
ASML Holding NV	281,548	$4,929,906
Atheros Communications, Inc.(2)	208,573	3,057,680
Broadcom Corp., Class A(2)	168,706	3,370,746
Cypress Semiconductor Corp.(2)	600,491	4,065,324
Intel Corp.	200,308	3,014,635
MEMC Electronic Materials, Inc.(2)	198,591	3,274,766
NVIDIA Corp.(2)	159,419	1,571,871
ON Semiconductor Corp.(2)	651,118	2,539,360

		$25,824,288

Software — 5.3%
McAfee, Inc.(2)	94,183	$3,155,131
Microsoft Corp.	978,485	17,974,769
Oracle Corp.(2)	362,037	6,542,009

		$27,671,909

Specialty Retail — 4.0%
Best Buy Co., Inc.	126,957	$4,819,288
Home Depot, Inc.	296,123	6,976,658
Staples, Inc.	373,359	6,761,532
TJX Companies., Inc. (The)	86,196	2,210,065

		$20,767,543

Textiles, Apparel & Luxury Goods — 0.5%
Nike, Inc., Class B	59,260	$2,778,701

		$2,778,701

Tobacco — 1.8%
Philip Morris International, Inc.	265,680	$9,452,894

		$9,452,894

Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	155,207	$3,543,376

		$3,543,376

Total Common Stocks (identified cost $686,451,619)		$523,092,519

Short-Term Investments — 4.9%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.07%(3)	$25,616	$25,616,484

Total Short-Term Investments (identified cost $25,616,484)		$25,616,484

Total Investments — 105.4% (identified cost $712,068,103)		$548,709,003

Covered Call Options Written — (3.4)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value

3M Co.	110	$50.00	7/18/09	$(48,400)
Abbott Laboratories	360	55.00	5/16/09	(12,600)
Accenture, Ltd., Class A	295	35.00	5/16/09	(4,425)
ACE, Ltd.	245	45.00	5/16/09	(31,850)
Aetna, Inc.	245	30.00	4/18/09	(4,287)
Agilent Technologies, Inc.	1,240	15.00	5/16/09	(186,000)
Air Products and Chemicals, Inc.	200	55.00	6/20/09	(112,000)
Alliant Techsystems, Inc.	195	80.00	5/16/09	(2,925)
Amgen, Inc.	865	57.50	4/18/09	(12,975)
Anadarko Petroleum Corp.	660	40.00	5/16/09	(217,800)
Apple, Inc.	295	100.00	4/18/09	(216,825)
ASML Holding NV	1,600	17.50	4/18/09	(198,400)
AT&T, Inc.	385	25.00	7/18/09	(79,310)
Atheros Communications, Inc.	940	15.00	6/20/09	(157,450)
Baxter International, Inc.	270	55.00	5/16/09	(36,450)
Becton, Dickinson & Co.	80	65.00	6/20/09	(46,400)
Best Buy Co., Inc.	770	32.50	6/20/09	(539,000)
BHP Billiton, Ltd. ADR	575	40.00	5/16/09	(397,325)
Biogen Idec, Inc.	430	50.00	4/18/09	(163,400)
Boston Scientific Corp.	1,970	10.00	5/16/09	(39,400)
Bristol-Myers Squibb Co.	875	25.00	6/20/09	(37,625)
Broadcom Corp., Class A	745	19.00	5/16/09	(197,425)
Celgene Corp.	180	50.00	7/18/09	(51,300)
Chattem, Inc.	400	60.00	6/20/09	(140,000)
Chevron Corp.	400	65.00	6/20/09	(280,000)
Chubb Corp.	330	45.00	4/18/09	(23,430)
Cisco Systems, Inc.	3,970	16.00	7/18/09	(825,760)
Clorox Co. (The)	125	50.00	7/18/09	(53,750)
Coca-Cola Co. (The)	265	42.50	5/16/09	(76,320)
Colgate-Palmolive Co.	675	65.00	5/16/09	(37,125)
Comcast Corp., Class A	4,225	15.00	7/18/09	(464,750)
ConocoPhillips	270	50.00	5/16/09	(6,750)
Cooper Industries, Ltd., Class A	445	25.00	7/18/09	(157,975)
Covidien, Ltd.	360	35.00	7/18/09	(81,000)
CVS Caremark Corp.	640	30.00	5/16/09	(46,080)
Cypress Semiconductor Corp.	3,985	6.00	6/20/09	(478,200)
Danaher Corp.	390	55.00	6/20/09	(148,200)
DaVita, Inc.	235	50.00	4/18/09	(4,700)
Diamond Offshore Drilling, Inc.	305	65.00	6/20/09	(201,300)
Discover Financial Services	1,125	7.50	7/18/09	(101,250)
eBay, Inc.	640	13.00	4/18/09	(22,400)
Ecolab, Inc.	160	35.00	4/18/09	(15,200)
Edison International	155	30.00	7/18/09	(31,775)
Emerson Electric Co.	720	30.00	6/20/09	(151,200)
Exxon Mobil Corp.	870	70.00	7/18/09	(408,900)
Fluor Corp.	350	40.00	4/18/09	(15,750)
General Dynamics Corp.	255	40.00	5/16/09	(87,975)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value

General Electric Co.	1,270	$12.00	6/20/09	$(83,820)
Genzyme Corp.	175	60.00	7/18/09	(106,925)
Gilead Sciences, Inc.	215	50.00	5/16/09	(32,895)
Goldman Sachs Group, Inc.	70	95.00	4/18/09	(102,200)
Google, Inc., Class A	130	330.00	6/20/09	(519,090)
Granite Construction, Inc.	310	40.00	6/20/09	(99,200)
Hess Corp.	400	55.00	5/16/09	(200,000)
Hewlett-Packard Co.	1,840	32.50	5/16/09	(377,200)
Home Depot, Inc.	925	22.50	5/16/09	(203,500)
Illinois Tool Works, Inc.	680	30.00	6/20/09	(244,800)
Intel Corp.	1,030	15.00	4/18/09	(77,250)
International Business Machines Corp.	540	90.00	4/18/09	(459,000)
Johnson & Johnson	820	55.00	7/18/09	(176,300)
JPMorgan Chase & Co.	360	22.50	6/20/09	(245,160)
Kroger Co. (The)	455	22.50	7/18/09	(56,875)
Lockheed Martin Corp.	300	70.00	6/20/09	(166,500)
MasterCard, Inc., Class A	105	160.00	4/18/09	(114,450)
McAfee, Inc.	941	35.00	6/20/09	(225,840)
McDonald’s Corp.	555	55.00	6/20/09	(177,600)
Medtronic, Inc.	110	35.00	5/16/09	(4,400)
MEMC Electronic Materials, Inc.	865	17.50	4/18/09	(83,905)
Merck & Co., Inc.	635	27.50	7/18/09	(152,400)
Microsoft Corp.	5,115	17.00	7/18/09	(1,406,625)
Monsanto Co.	135	75.00	4/18/09	(136,350)
Novartis AG ADR	330	45.00	7/18/09	(18,150)
Nucor Corp.	155	42.50	4/18/09	(16,275)
NVIDIA Corp.	865	10.00	6/20/09	(125,425)
Occidental Petroleum Corp.	560	55.00	5/16/09	(341,600)
ON Semiconductor Corp.	4,115	5.00	4/18/09	(20,575)
Oracle Corp.	2,655	18.00	6/20/09	(384,975)
Paychex, Inc.	335	25.00	6/20/09	(70,350)
PepsiCo, Inc.	885	50.00	7/18/09	(376,125)
Pfizer, Inc.	1,010	15.00	6/20/09	(43,430)
Philip Morris International, Inc.	1,030	40.00	6/20/09	(82,400)
Procter & Gamble Co.	195	50.00	7/18/09	(40,950)
Public Service Enterprise Group, Inc.	210	30.00	6/20/09	(41,475)
QUALCOMM, Inc.	1,265	37.50	4/18/09	(277,035)
Raytheon Co.	355	35.00	5/16/09	(159,750)
Riverbed Technology, Inc.	3,189	15.00	6/20/09	(350,790)
Safeway, Inc.	790	20.00	6/20/09	(161,950)
Shire PLC ADR	340	37.50	7/18/09	(98,600)
Southwestern Energy Co.	342	35.00	6/20/09	(66,690)
Staples, Inc.	2,725	17.50	6/20/09	(592,688)
Teva Pharmaceutical Industries, Ltd. ADR	555	45.00	6/20/09	(137,085)
Thermo Fisher Scientific, Inc.	370	35.00	6/20/09	(125,800)
Time Warner, Inc.	3,040	9.00	7/18/09	(281,200)
Total SA	425	50.00	5/16/09	(121,125)
Travelers Companies, Inc. (The)	190	40.00	4/18/09	(38,000)
United Technologies Corp.	1,155	45.00	5/16/09	(242,550)
UnitedHealth Group, Inc.	375	22.00	6/20/09	(80,625)
VCA Antech, Inc.	430	20.00	6/20/09	(154,800)
VeriSign, Inc.	1,500	20.00	6/20/09	(255,000)
Wal-Mart Stores, Inc.	1,575	50.00	6/20/09	(694,575)
Waste Management, Inc.	675	25.00	7/18/09	(162,000)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value

Wyeth	385	$42.50	4/18/09	$(40,425)
XTO Energy, Inc.	610	35.00	5/16/09	(73,200)

Total Covered Call Options Written (premiums received $15,917,746)				$(17,781,265)

Other Assets, Less Liabilities — (2.0)%				$(10,594,779)

Net Assets — 100.0%				$520,332,959

ADR	-	American Depository Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at March 31, 2009 has been segregated as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2009 was $18,766.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$713,900,063

Gross unrealized appreciation	$8,171,400
Gross unrealized depreciation	(173,362,460)

Net unrealized depreciation	$(165,191,060)

Written call options activity for the fiscal year to date ended March 31, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	51,860	$16,573,309
Options written	113,530	21,877,546
Options terminated in closing purchase transactions	(79,948)	(22,533,109)

Outstanding, end of period	85,442	$15,917,746

At March 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At March 31, 2009, the aggregate fair value of derivative instruments in a liability position and whose primary underlying risk exposure is equity price risk was $17,781,265.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$537,712,308	$(17,781,265)
Level 2	Other Significant Observable Inputs	10,996,695	—
Level 3	Significant Unobservable Inputs	—	—

Total		$548,709,003	$(17,781,265)

*	Other financial instruments include written call options.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options are valued based on broker quotations, when available and deemed reliable.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 20, 2009